                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                TO THE PROSPECTUS, DATED SEPTEMBER 29, 2009, FOR
              RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

BRIAN M. CONDON

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1999.

GINA K. MOURTZINOU, PH.D.

     -    Managed the Fund since 2006.

     - Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

     - Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

     - Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

     -    Ph.D., MIT.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                TO THE PROSPECTUS, DATED SEPTEMBER 29, 2009, FOR
                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

BRIAN M. CONDON

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1999.

GINA K. MOURTZINOU, PH.D.

     -    Managed the Fund since 2006.

     - Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

     - Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

     - Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

     -    Ph.D., MIT.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.